Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Postemployment Benefits [Abstract]
Employee Benefit Plans

19. Employee Benefit Plans

The Group’s PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB92,138, RMB156,154 and RMB207,056 for the years ended December 31, 2017, 2018 and 2019, respectively, for such benefits.